Share-Based Compensation - Additional Information (Details) ₸ in Millions	12 Months Ended
	Dec. 31, 2025 KZT (₸)	Dec. 31, 2024 KZT (₸)	Dec. 31, 2023 KZT (₸)
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Share-based compensation expense	₸ 15,476	₸ 16,963	₸ 20,859
ADS Options
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Vesting period	5 years
Options Exercised	771,756	747,178